PRESIDENT'S LETTER


Dear Oberweis Funds Shareholder:

As you know, our funds invest in extraordinarily rapidly growing companies. The average sales growth rates for the last year and for the most recently reported quarter were in excess of 80% for each of our three portfolios. Earnings growth rates exceeded 70% for the most recently reported quarter in each of the three portfolios. Contrast that to the S&P 500 where sales growth was approximately 14% for the last 12 months and approximately 25% for the Russell 2000, companies according to William O'Neil & Co. Earnings growth rates for the most recently reported quarter were approximately 17% and 23% for the S&P 500 and Russell 2000, respectively, according to the same source. During most periods in the past, investors have been willing to pay a substantial P/E premium for such extraordinary growth. But the current market environment has been characterized by a search for liquidity, focusing on the largest, most liquid (and generally slower growing) companies. Although this "irrational exuberance" for big company stocks appears to have begun to broaden in May and June, the relative P/E ratios of the three Oberweis Funds portfolios appear to still be quite attractive. The P/E, based on next year's earnings estimates, for the Mid-Cap Portfolio was 24, a very modest premium to the 17 P/E for the S&P 500 and Russell 2000 when the difference in growth rates is considered. The P/E for the Emerging Growth Portfolio was an even lower 21 and the P/E for the Micro-Cap Portfolio was an astoundingly low 16, the first time in my memory that the average P/E for one of our portfolios was actually lower than the market.

As I mentioned, May seemed to represent a turnaround in market interest in rapidly growing companies. The second quarter produced a 13.4% gain for the Micro-Cap Portfolio, resulting in a 5.2% gain for the first half of the year. The Mid-Cap Portfolio gained 15.4% during the second quarter, producing a 1.3% gain for the first half. The Emerging Growth Portfolio had the strongest second quarter gain at 19.8%, but it had the most ground to gain due to the very difficult first quarter. All in all, while the first half of this year was very difficult, it appears that market interest is again beginning to focus on exactly the type of stocks we own. While there are no guarantees, we expect rapidly growing companies to outperform the broad market during the second half of the year, as they have frequently done in the past.

Finally, I would again like to sincerely thank you for investing with me in our funds. I realize that the short term share volatility can be frustrating; but over the long run, accepting that volatility--or even taking advantage of it by buying on dips--should produce reasonable rewards. Just a reminder on our Micro-Cap portfolio--we do intend to close the portfolio when it hits $60 million in assets. We believe that we can only invest a very limited sum in such small companies (the average market cap is only $100 million). We have to limit the amount of money we manage in this area or limit the performance of the fund. We choose to limit the amount of money. It is currently approaching $40 million. If you have any questions about your account, please call shareholder services at 800-245-7311. We have a new automated service to help provide NAVs quickly and efficiently. If you have any questions about the fund's investment policies, please feel free to call me or any of our three portfolio managers, Martin Yokosawa, Jim Oberweis Jr., or Jane Snorek, C.F.A. We're normally available from 7:30 AM until 6:00 PM central time and from 9:30 until noon on Saturday at 800-323-6166 or at 630-801-6000 in the Chicago area.

                                        Sincerely,

                                        /s/  James D. Oberweis

                                        James D. Oberweis
                                        President

OBERWEIS EMERGING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (value in thousands)
Equity Securities - 96.5%

 Shares       Company (Closing Price)                                      Value
--------------------------------------------------------------------------------
              Building - Residential/Commercial - 0.6%
  32,000      Monoco Coach Corp. @ 24.250                                $   776
  20,000      Pacific Greystone Corp. @ 16.062                               321
                                                                           1,097

              Chemicals - 2.1%
 100,000  **  Zoltek Companies, Inc. @ 38.250                              3,825

              Commercial Services - 3.6%
  18,500      Abacus Direct Corp. @ 32.500                                   601
  25,000      Apac Teleservices, Inc. @ 19.437                               486
  15,000      Forrester Research, Inc. @ 29.437                              442
   5,000      Lason, Inc. @ 28.125                                           141
  35,000   *  Merrill Corp. @ 36.375                                       1,273
  50,000      NCO Group, Inc. @ 29.375                                     1,469
  30,000      Personnel Group of America @ 28.812                            864
  32,000      Precision Response Corp. @ 16.500                              528
  49,100      Viisage Technologies, Inc. @ 17.375                            853
                                                                           6,657

              Computer - Graphics - 2.1%
 135,000      3D Labs, Inc. Ltd. @ 29.000                                  3,915


              Computer - Integrated Systems - 0.9%
  60,000      Apex PC Solutions, Inc. @ 19.750                             1,185
  40,000      Peerless Systems Corp. @ 13.750                                550
                                                                           1,735

              Computer - Local Networks - 2.4%
 190,000      Ace Comm Corp. @ 19.625                                      3,729
  70,000      Larscom, Inc. CL A @ 10.750                                    753
                                                                           4,482

              Computer - Memory Devices - 1.1%
  86,000      ATL Products, Inc. @ 9.000                                     774
  20,000  **  Network Appliance, Inc. @ 38.000                               760
  50,000      Procom Technology, Inc. @ 10.750                               538
                                                                           2,072

              Computer Peripherals - 2.9%
 110,000      Eltron International, Inc. @ 29.750                          3,273
  60,000      Splash Tech Holdings, Inc. @ 36.125                          2,168
                                                                           5,441

              Computer Services - 3.1%
  20,000      Ciber, Inc. @ 34.187                                           684
  30,000      Data Dimensions, Inc. @ 22.000                                 660
  19,000      Harbinger Corp. @ 28.000                                       532
  50,000      Information Management Resources @ 45.500                    2,275
  25,000      Renaissance Solutions, Inc. @ 37.000                           925
  30,000      Staffmark, Inc. @ 22.375                                       671
                                                                           5,747
              Computer Software - 10.9%
  60,000      Aspen Technology, Inc. @ 37.625                              2,258
  40,000      Eagle River Interactive, Inc. @ 8.000                          320
  51,000  **  Electronics for Imaging @ 47.250                             2,410
   4,000      Engineering Animation, Inc. @ 33.750                           135
  10,000      Genesys Telecomm Labs, Inc. @ 27.750                           278
  60,000      Impath, Inc. @ 27.250                                        1,635
  26,000      Industri-Matematik International @ 16.250                      423
  20,000      Iona Technologies PLC-AD @ 19.750                              395
  20,000      McAffee Associates, Inc. @ 63.125                            1,263
   2,000      MDSI Mobile Data Solutions, Inc. @ 26.000                       52
  20,000      Memco Software, Ltd. @ 18.250                                  365
  17,000      Natural Microsystems Corp. @ 36.000                            612
  52,500      Remedy Corp. @ 40.000                                        2,100
  55,000  **  Scopus Technology, Inc. @ 22.375                             1,231
  25,000      Seachange International, Inc. @ 28.250                         706
  20,000      Select Software Tools @ 13.250                                 265
  92,000      Simulation Sciences, Inc. @ 15.250                           1,403
  30,000      Summit Design, Inc. @ 8.125                                    244
  85,000      Technomatix Technologies @ 32.500                            2,762
  30,000  **  Veritas Software Corp. @ 50.250                              1,508
                                                                          20,365

              Drugs - 0.9%
  40,000  **  Dura Pharmaceuticals, Inc. @ 39.875                          1,595

              Electrical & Electronic Equipment - 2.2%
  40,000      Encore Wire Corp. @ 30.500                                   1,220
  82,000      Harmonic Lightwaves, Inc. @ 17.125                           1,404
  47,500      Proxim, Inc. @ 24.250                                        1,152
  25,000      Thermedics Detection, Inc. @ 12.000                            300
                                                                           4,076

              Electronics - Components/Semiconductors - 7.4%
 130,000  **  Anadigics, Inc. @ 31.000                                     4,030
 130,000  **  IKOS Systems @ 21.375                                        2,779
  35,400      Micrel, Inc. @ 51.000                                        1,805
  50,000      PRI Automation, Inc. @ 37.937                                1,897
  40,000      R F Micro Devices, Inc. @ 19.125                               765
  20,000      Semtech Corporation @ 36.500                                   730
  50,000  **  Speedfam International, Inc. @ 35.875                        1,794
                                                                          13,800

              Electronics - Laser System/Components - 1.6%
  40,000   *  American Precision Industry @ 19.375                           775
  15,000      Chicago Miniature Lamp, Inc. @ 24.875                          373
  37,000      Cymer, Inc. @ 48.750                                         1,804
                                                                           2,952

              Electronics - Miscellaneous Components - 3.5%
  25,000      Radisys Corp. @ 39.750                                         994
  50,000  **  Sawtech, Inc. @ 33.750                                       1,687
  60,000   *  Technitrol, Inc. @ 27.375                                    1,642
 260,000      WPI Group, Inc. @ 8.750                                      2,275
                                                                           6,598


See notes to Portfolio of Investments. 2

   Shares             Company (Closing Price)                                                             Value

                   Financial - Business Services - 1.5%
   125,000         Advance Paradigm, Inc. @ 18.500                                                     $  2,312
    50,000         Intelligroup, Inc. @ 9.625                                                               481
                                                                                                          2,793

                   Financial - Consumer Loans - 0.5%
    15,000         Southern Pacific Funding @ 16.625                                                        249
    15,000       * Texas Regional Bancshare @ 42.000                                                        630
                                                                                                            879

                   Food - Miscellaneous - 1.7%
    10,000         Jutzrenka @ 20.082                                                                       201
    20,000         Morningstar Group, Inc. @ 29.375                                                         587
    30,000         Suiza Foods Corp. @ 41.000                                                             1,230
   150,000         Unimark Group, Inc. @ 8.000                                                            1,200
                                                                                                          3,218

                   Leisure & Recreation Products - 2.7%
   101,250         Regal Cinemas, Inc. @ 33.000                                                           3,341
    32,500         Rockshox, Inc. @ 17.250                                                                  561
    50,000         Suburban Lodges of America @ 21.000                                                    1,050
                                                                                                          4,952

                   Machinery - 3.8%
    50,000       * Chart Industries, Inc. @ 27.375                                                        1,369
    20,000       * D.T. Industries, Inc. @ 35.750                                                           715
   200,000       * JLG Industries @ 13.625                                                                2,725
   100,000         Omniquip International, Inc. @ 23.125                                                  2,312
                                                                                                          7,121

                   Medical - Equipment & Supplies - 1.8%
    60,000      ** ESC Medical Systems, Ltd. @ 25.500                                                     1,530
    50,000      ** Spine-Tech, Inc. @ 37.125                                                              1,856
                                                                                                          3,386

                   Medical - Nursing Homes/
                   Outpatient Care - 1.7%
    30,000         Assisted Living Concepts @ 27.625                                                        829
    30,000         National Surgery Centers @ 35.375                                                      1,061
   120,000         Prime Medical Services, Inc. @ 10.812                                                  1,297
                                                                                                          3,187

                   Medical - Research - 3.9%
   250,000         Bio-Technology General @ 13.500                                                        3,375
    45,000         Parexel International Corp. @ 31.750                                                   1,429
    51,500         Qiagen NA @ 48.187                                                                     2,482
                                                                                                          7,286
                   Metal Products/Fabrication - 2.4%
    40,000         Kaynar Technologies, Inc. @ 18.125                                                       725
    20,000         Lone Star Technologies, Inc. @ 28.625                                                    572
   110,000         Oregon Metallurgical, Inc. @ 28.125                                                    3,094
                                                                                                          4,391
                   Miscellaneous - 0.7%
    30,000         MPP Certificates @ 42.598                                                              1,278


                   Oil & Gas - 2.4%
    40,000         Hvide Marine, Inc. CL A @ 22.125                                                         885
   100,000         Marine Drilling Company, Inc. @ 19.625                                                 1,962
    30,000       * Noble Affiliates, Inc. @ 38.687                                                        1,161
    40,000       * USX Delhi Group @ 13.125                                                                 525
                                                                                                          4,533

                   Restaurants - 7.7%
    30,000         Dave & Buster's, Inc. @ 26.750                                                           802
    80,000         Einstein/Noah Bagel Corp. @ 11.937                                                       955
   295,000         Logan's Roadhouse, Inc. @ 23.750                                                       7,006
   120,000         Lone Star Steakhouse & Saloon, Inc. @ 26.000                                           3,120
    45,000         Papa John's International, Inc. @ 36.750                                               1,654
    30,000         Rainforest Cafe, Inc. @ 25.375                                                           761
                                                                                                         14,298

                   Retail - Apparel - 2.0%
    40,000         Delia's, Inc. @ 18.500                                                                   740
    50,000      ** Gadzook's, Inc. @ 19.500                                                                 975
    45,000         Just for Feet, Inc. @ 17.437                                                             785
    40,000         Pacific Sunwear of CA, Inc. @ 32.250                                                   1,290
                                                                                                          3,790

                   Retail/Wholesale - Computers - 1.0%
    60,000         CHS Electronics, Inc. @ 26.500                                                         1,590
    10,000         Computerland @ 24.646                                                                    246
                                                                                                          1,836

                   Retail - Supermarkets - 0.4%
    27,500         Wild Oats Market, Inc. @ 25.500                                                          701

                   Telecommunications - Equipment - 14.5%
    20,000         Boston Technology, Inc. @ 29.562                                                         591
   200,000         Datum, Inc. @ 31.000                                                                   6,200
   150,000      ** Mastec, Inc. @ 47.312                                                                  7,097
   180,000      ** MRV Communications, Inc. @ 29.500                                                      5,310
    53,000      ** P-Com, Inc. @ 33.000                                                                   1,749
    40,000      ** Premiere Technologies, Inc. @ 26.000                                                   1,040
    60,000         Remec, Inc. @ 23.500                                                                   1,410
    55,000         Teledata Communications @ 34.375                                                       1,891
   100,000         Yurie Systems, Inc. @ 17.062                                                           1,706
                                                                                                         26,994

                   Telecommunications - Services - 2.2%
    40,000         Brightpoint, Inc. @ 32.562                                                             1,302
    30,000         International Telecomm Data Systems @ 24.500                                             735
    47,400         Star Telecommunications @ 13.250                                                         628
    40,000         Vimple Communications @ 38.000                                                         1,520
                                                                                                          4,185

                   Trucking - 0.3%
    25,000         Knight Transportation, Inc. @ 25.375                                                     634

                   Total Equity Securities
                   (Cost: $128,144,000)                                                                $179,819

See notes to Portfolio of Investments.


Convertible Debt Obligations - 1.9%

Face Amount                                                                                            Value
------------------------------------------------------------------------------------------------------------
                Finance - Consumer Loans - 0.4%
$  800,000    * Cityscape Financial, Inc.
                6.00% due 05-01-06 @ 89.000                                                         $    712

                Medical - Management Services - 0.8%
 1,500,000    * Complete Management, Inc.
                8.00% due 12-15-03 @ 100.500                                                           1,507

                Pollution Control - 0.0%
   428,000(a)   Growth Environmental, Inc.
          (b)   9.00 % due 4-30-97 @0.00                                                                  --

                Restaurants - 0.7%
 1,250,000    * Hometown Buffet, Inc.
                7.00% due 12-01-02 @101.750                                                            1,272

                Retail - 0.0%
   600,000 (a)  Zam's, Inc.
                7.50% due 10-03-00 @ 0.000                                                                --

                Total Convertible Debt Obligations
                (Cost: $4,788,000)                                                                     3,491

Long Put Options 0.1%
Contracts                                                                                              Value
------------------------------------------------------------------------------------------------------------
    15          S&P 100 Stock Index, July $850                                                           165

                Total Put Options
                (Cost: $256,000)                                                                         165


Commercial Paper - 1.1%

Face Amount                                                                                            Value
------------------------------------------------------------------------------------------------------------
$1,400,000      Cigna Corporation
                5.50% due 07-01-97                                                                     1,400

   540,000      Cigna Corporation
                5.52% due 07-02-97                                                                       540

                Total Commercial Paper
                (Cost: $1,940,000)                                                                     1,940

Repurchase Agreements - 0.0%

Face Amount                                                                                            Value
------------------------------------------------------------------------------------------------------------
$   74,000      State Street Bank and Trust Co.
                Dated 6/30/97, Collateralized by
                U.S. Treasury Notes
                4.25%, 7/01/97                                                                            74
                Total Repurchase Agreements
                (Cost: $74,000)                                                                           74

                Total Investments - 99.6%                                                            -------
                (Cost: $135,202,000)                                                                 185,489

Covered Call Options - (0.3%)

Contracts                                                                                              Value
------------------------------------------------------------------------------------------------------------
     30         ESC Medical Systems, Inc., July $40                                          $            --
    300         Anadigics, Inc., July $35                                                                (17)
    200         Dura Pharmaceuticals, July $45                                                            (3)
     60         Dura Pharmaceuticals, July $50                                                            --
    200         Electronics For Imaging, July $47.5                                                      (68)
    300         Gadzooks, Inc., July $40                                                                  --
    200         Gadzooks, Inc., September $40                                                             (1)
    150         Ikos Systems, Inc., September $30                                                         (6)
    200         MRV Communications, Inc., July $35                                                        (1)
    350         Mastec, Inc., July $40                                                                  (254)
     15         Mastec, Inc., July $46.62                                                                 (4)
    400         Mastec, Inc., July $50                                                                   (55)
     20         Network Appliance, Inc., July $45                                                         --
    130         P-Com, Inc., July $40                                                                     (2)
    200         P-Com, Inc., August $45                                                                   (1)
     50         Premeire Technologies, Inc., July $35                                                     --
    100         Sawtek, Inc., September $40                                                              (24)
    150         Scopus Technology, Inc., July $36.62                                                      --
    170         Speedfam International, July $40                                                         (15)
    255         Speedfam International, July $45                                                          (5)
    100         Spine-Tech, Inc., July $40                                                               (10)
     50         Veritas Software Corporation, July $55                                                    (7)
    125         Veritas Software Corporation, July $45                                                   (98)
     50         Veritas Software Corporation, August $45                                                 (19)
     75         Veritas Software Corporation, August $60                                                 (12)
     75         Zoltek Companies, Inc., July $40                                                          (8)
                                                                                                    --------
                Total Covered Call Options
                (Premiums received: $684,000)                                                           (610)

                Other Assets less Liabilities - 0.7%                                                   1,381
                                                                                                    --------
                NET ASSETS - 100%                                                                   $186,260
                                                                                                    ========

Notes to Portfolio of Investments

* Income producing security during the period ended June 30, 1997.
**All or a portion of these stocks were held in escrow at June 30, 1997 to cover call options written. The aggregate market value was $14,152,000.

Based on the cost of investments of $135,202,000 for federal income tax purposes at June 30, 1997, the aggregate gross unrealized appreciation was $58,024,000 the aggregate gross unrealized depreciation was $7,737,000 and the net unrealized appreciation of investments was $50,287,000.

(a) The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the dates of acquisition and at fair value as determined by the board of trustees of the Fund as of June 30, 1997. The aggregate value of restricted securities was $0 at June 30, 1997.

      Zam's, Inc. $600,000 face amount convertible debt purchased in November, 1993 at a cost of $600,000.

      Growth Environmental, Inc. $580,000 face amount convertible debt purchased in May, 1994 at a cost of $580,000.

(b) Issuer has defaulted on the payment of principal or interest or has filed bankruptcy.

OBERWEIS MICRO-CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (value in thousands)
Equity Securities - 101.5%

    Shares            Company (Closing Price)                                   Value
----------------------------------------------------------------------------------------
                   Aerospace - 1.2%
     24,000        Kellstrom Industries, Inc. @ 15.750                         $   378

                   Building - Materials & Components - 1.0%
     15,000        Miller Building Systems, Inc. @ 8.000                           120
      2,000        Modtech, Inc. @ 12.875                                           26
     19,000        Tower Technology, Inc. @ 8.750                                  166
                                                                                   312

                   Chemicals - Plastics - 2.2%
     15,000        Brunswick Technologies, Inc. @ 9.375                            141
     26,000      * Deswell Industries, Inc. @ 21.750                               566
                                                                                   707

                   Commercial Services - 7.0%
     25,000        American Medical Technologies, Inc. @ 2.687                      67
     22,900        Analytical Surveys, Inc. @ 13.750                               315
      7,300        ASI Solutions, Inc. @ 9.875                                      72
     30,000        Detection Systems, Inc. @ 18.250                                548
    100,000        Interstate National Dealer SVC @ 7.000                          700
     45,000        RCM Technologies, Inc. @ 10.625                                 478
      6,700        Xeta Corp. @ 12.750                                              85
                                                                                 2,265

                   Computer - Integrated Systems - 0.6%
     40,000        Dynamic Healthcare Technologies, Inc. @ 5.000                   200

                   Computer - Local Networks - 1.2%
     40,000        Data Systems Network Corp. @ 9.375                              375

                   Computer - Memory Devices - 4.6%
     70,000        Advanced Digital Information Corp. @ 16.125                   1,129
     30,000        Intevac, Inc. @ 12.000                                          360
                                                                                 1,489

                   Computer Services - 5.3%
     15,000        Alphanet Solutions, Inc. @ 14.750                               221
     35,000        Ontrack Data International, Inc. @ 23.000                       805
     60,000        PSW Technologies, Inc. @ 11.750                                 705
                                                                                 1,731

                   Computer Software - 6.3%
     32,000        Phoenix International, Ltd. @ 23.000                            736
     95,500        Qualix Group, Inc. @ 6.000                                      573
     47,000        Tripos, Inc. @ 15.625                                           734
                                                                                 2,043

                   Consumer Products - 0.5%
     21,800        Platinum Entertainment, Inc. @ 6.750                            147

                   Cosmetics - Personal Care - 1.4%
     50,000        French Fragrances, Inc. @ 9.250                                 463


                   Electrical - Equipment/Components - 11.2%
     40,000        JPM Company @ 35.625                                        $ 1,425
     40,000        KVH Industries, Inc. @ 8.500                                    340
     25,000        Nice Systems LTD @ 30.000                                       750
      6,000        Proxim, Inc. @ 24.250                                           145
      5,000        RF Monolithics, Inc. @ 20.250                                   101
    100,000        WPI Group, Inc. @ 8.750                                         875
                                                                                 3,636

                   Electrical - Instruments - 2.4%
     15,000        American Science & Engineering, Inc. @ 9.625                    144
     65,000        Orbit - FR, Inc. @ 9.750                                        634
                                                                                   778

                   Electronics - Semi-Conductors/
                   Components - 0.1%
     25,000        Hytek Microsystems, Inc. @ 1.437                                 36

                   Energy Development - 1.2%
     50,000        York Research @ 7.750                                           388

                   Finance - Consumer Loans - 1.1%
     30,000        Best Trading @ 12.171                                           365

                   Financial Services - Miscellaneous - 1.9%
     25,000        Healthcare Financial Partners @ 20.375                          509
     13,500        Rockford Industries, Inc. @ 8.125                               110
                                                                                   619
                   Food - Miscellaneous - 1.5%
     60,000        Unimark Group, Inc. @ 8.000                                     480

                   Household - Appliances - 2.1%
     65,000        Fantom Technologies, Inc. @ 10.375                              674

                   Leisure - 1.7%
     20,000        Action Performance COS, Inc. @ 24.250                           485
     12,900        Jakks Pacific, Inc. @ 6.062                                      78
                                                                                   563

                   Machinery - 5.4%
     31,500        ASV, Inc. @ 26.500                                              835
    100,000        Raster Graphics, Inc. @ 7.250                                   725
     22,000        Schmitt Industries, Inc. @ 8.375                                184
                                                                                 1,744
                   Medical/Dental Supplies - 2.6%
     90,000        Endogen, Inc. @ 4.312                                           388
     20,000        Graham Field Health Products, Inc. @ 13.625                     273
     20,000        Urocor, Inc. @ 9.375                                            188
                                                                                   849

                   Medical Instruments - 3.2%
     37,500        Dynatronics Corp. @ 0.812                                        30
     58,100        Exactech, Inc. @ 6.687                                          389
     30,000        Seamed Corporation @ 20.250                                     607
                                                                                 1,026

See notes to Portfolio of Investments. 5

    Shares             Company (Closing Price)                              Value
----------------------------------------------------------------------------------
                     Medical - Outpatient/Homecare - 1.1%
    40,000           Diagnostic Health Services, Inc. @ 9.125             $   365

                     Medical Products - 1.0%
    50,000           Quidel Corp. @ 3.250                                     162
    10,000           Thermo Bioanalysis Corp. @ 15.250                        153
                                                                              315

                     Metal Products/Fabrication - 2.0%
     4,000       *   Chicago Rivet & Machine, Inc. @ 45.250                   181
    40,000           Dynamic Material Corporation @ 11.625                    465
                                                                              646

                     Metal - Steel - 4.6%
    40,000      **   Maverick Tube Corporation @ 37.500                     1,500

                     Oil & Gas - 2.2%
    40,000           Key Energy Group, Inc. @ 17.812                          712

                     Pollution Control - 0.1%
    53,000           Waste Technology Corporation @ 0.781                      41

                     Restaurants - 4.0%
    55,000           Logan's Roadhouse, Inc. @ 23.750                       1,306

                     Retail - Apparel - 4.2%
    60,000           Hot Topic, Inc. @ 22.500                               1,350

                     Retail - Home Furnishings - 1.4%
    30,000           Rent-Way, Inc. @ 14.750                                  443

                     Retail - Mail Order - 1.6%
    20,000           Coldwater Creek, Inc. @ 26.000                           520

                     Retail/Wholesale - Computers - 1.5%
    55,000           En Pointe Technologies, Inc. @ 9.109                     501

                     Steel - Production - 0.7%
    13,500           Atchison Casting Corp. @ 16.625                          224

                     Telecommunications - 5.1%
    10,000           Geotel Communications, Inc. @ 13.375                     134
    15,000           Mas Technology Ltd. @ 14.875                             223
    25,000           Nact Telecommunications, Inc. @ 8.750                    219
    40,000           Tech Service WT @ 0.187                                    8
     8,000           Tollgrade Communications, Inc. @ 22.875                  183
    60,000           Viasat, Inc. @ 14.500                                    870
                                                                            1,637

                     Textile - Manufacturing - 5.1%
    50,000           Cutter & Buck, Inc. @ 16.250                             813
    25,000           Frenchtex, Inc. @ 2.875                                   72
    45,000           Sport-Haley, Inc. @ 16.750                               754
                                                                            1,639
                     Transportation - Trucking - 1.2%
    20,000           Simon Transportation Services @ 19.875               $   397

                     Total Equity Securities
                     (Cost: $28,346,000)                                  $32,864


Covered Call Options - (0.0)%

Contracts                                                                   Value
----------------------------------------------------------------------------------
       100           Maverick Tube Corporation, August $40                    (15)
                                                                          -------
                     Total Covered Call Options
                     (Premium received: $8,000)                               (15)

                     Liabilities less Other Assets - (1.5)%                  (471)
                                                                          -------
                     Net Assets - 100%                                    $32,378
                                                                          =======

Notes to Portfolio of Investments

*    Income producing security during the period ended June 30, 1997.
** All or a portion of these stocks were held in escrow at June 30, 1997 to cover call options written. The aggregate market value was $10,000.

Based on the cost of investments of $28,346,000 for federal income tax purposes at June 30, 1997 the aggregate gross unrealized appreciation was $6,961,000 the aggregate gross unrealized depreciation was $2,443,000 and the net unrealized appreciation of investments was $4,518,000.

OBERWEIS MID-CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (value in thousands)
Equity Securities - 101.6%

Shares         Company (Closing Price)                            Value
------------------------------------------------------------------------
               Apparel - 3.0%
     3,000 **  Gucci Group @ 64.375                               $  193

               Commercial Services - 6.5%
     3,000     Carbiner International, Inc. @ 32.625                  98
     2,000     Pediatrix Medical Group @ 45.812                       92
     2,000     Robert Half International, Inc. @ 47.062               94
     5,000     Teletech Holdings, Inc. @ 26.062                      130
                                                                     414

               Computer - Local Networks - 1.9%
     3,000 **  Ascend Communications, Inc. @ 39.375                  118

               Computer - Memory Devices - 5.9%
     6,000 **  Quantum Corp @ 20.312                                 122
     8,000 **  Western Digital Corporation @ 31.625                  253
                                                                     375

               Computer Peripherals - 2.0%
     4,000 **  Gateway 2000, Inc. @ 32.437                           130

               Computer Services - 3.9%
     4,000 **  Technology Solutions Co. @ 39.500                     158
     2,000  *  National Data Corporation @ 43.312                     87
                                                                     245

               Computer Software - 14.1%
     5,000     Check Point Software Technologies Ltd. @ 23.375       117
     2,000     Compuware Corporation @ 47.750                         96
     4,000     McAfee Associates, Inc. @ 63.125                      252
     2,500     Saville Systems Ireland @ 52.000                      130
     3,500 **  Scopus Technology, Inc. @ 22.375                       78
     3,100     Visio Corporation @ 70.500                            219
                                                                     892

               Electronics - Components/Semiconductors - 5.8%
     2,000     Hadco Corp. @ 65.500                                  131
     1,500     Uniphase Corp @ 58.250                                 87
     4,500     Vitesse Semiconductor Corp. @ 32.687                  147
                                                                     365

               Electronics - Laser Systems/Components - 2.3%
     3,000 **  Cymer, Inc. @ 48.750                                  146

               Energy - 1.2%
     2,000     Calenergy Co., Inc. @ 38.000                           76

               Financial - Consumer Loans - 3.3%
    10,000     Americredit Corporation @ 21.000                      210

               Health Maintenance Organization - 3.4%
     3,000     Oxford Health Plans Corp. @ 71.750                    215

               Medical - Ethical Drugs - 1.5%
     2,000  *  Jones Medical @ 47.500                                 95

               Medical - Hospitals - 1.2%
     2,000     Universal Health Services @ 38.500                     77

               Medical - Outpatient/Homecare - 2.5%
     4,000     Total Renal Care Holdings @ 40.187                    161


               Oil & Gas - Machinery/Equipment - 9.0%
     6,000     Energy Ventures, Inc. @ 42.000                        252
     1,500     Falcon Drilling Co., Inc. @ 57.625                     86
    10,000     Global Marine, Inc. @ 23.250                          233
                                                                     571

               Pollution Control - 1.3%
     2,000     United Waste Systems, Inc. @ 41.000                    82

               Retail - 3.3%
     5,000     Abercrombie & Fitch Co. @ 18.500                       93
     5,000     Eagle Hardware & Garden @ 22.875                      114
                                                                     207

               Retail/Wholesale - Computers - 2.3%
     6,000     Ingram Micro, Inc. @ 24.125                           145

               Steel - 4.0%
     8,000     Titanium Metals Corporation @ 31.625                  253

               Telecommunications - Equipment - 9.1%
    10,000 **  Ciena Corporation @ 47.125                            471
     2,000     Comverse Technology, Inc. @ 52.000                    104
                                                                     575

               Telecommunications - Services - 12.6%
     2,000  *  Asia Satellite Telecommunications, Inc. @ 30.125       60
     4,000     Brightpoint, Inc. @ 32.562                            130
    10,500 **  Mastec, Inc. @ 47.312                                 497
     4,000     Pacific Gateway Exchange @ 28.250                     113
                                                                     800

               Textiles - 1.5%
     2,000     Jones Apparel Group, Inc. @ 47.750                     96

               Total Equity Securities
               (Cost: $5,303,000)                                 $6,441

See notes to Portfolio of Investments.

Covered Call Options - (2.0%)

Contracts                                         Value
-------------------------------------------------------
   30  Ascend Communications, September $80     $   --
  100  Ciena Corporation, October $50              (69)
   30  Cymer, Inc., August $55                      (5)
   40  Gateway 2000, Inc., July $40                 (1)
   10  Gucci Group, July $80                        --
   25  Mastec, Inc., July $35                      (30)
   80  Mastec, Inc., July $50                      (11)
   60  Quantum, August $25                          (4)
   35  Scopus Technology, Inc., July $35            --
   20  Technology Solutions, Inc., July $40         (5)
   80  Western Digital Corporation, July $40        (2)
                                                ------

    Total Covered Call Options
    (Premium received: $148,000)                  (127)

    Other Assets less Liabilities - 0.4%            22
                                                ------
    Net Assets - 100%                           $6,336
                                                ======

Notes to Portfolio of Investments

*  Income producing security during the year ended June 30, 1997.
** All or a portion of these stocks were held in escrow at June 30, 1997 to cover call options written. The aggregate market value was $1,920,000.

Based on the cost of investments of $5,303,000 for federal income tax purposes at June 30, 1997, the aggregate gross unrealized appreciation was $1,289,000 the aggregate gross unrealized depreciation was $151,000 and the net unrealized appreciation of investments was $1,138,000.

THE OBERWEIS FUNDS
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997
(in thousands)

                                                               Emerging Growth      Micro-Cap        Mid-Cap
                                                                  Portfolio         Portfolio       Portfolio
                                                                 -----------       -----------     -----------
Assets:
     Investments securities at market value                        $185,324          $32,864          $6,441
       (Cost: $134,946, $28,346 and $5,303 respectively)
     Options purchased at value (Cost: $256)                            165               --              --
     Receivable from fund shares sold                                 1,171               18               2
     Receivable from securities sold                                  3,533              738             163
     Dividends and interest receivable                                   26               --              --
     Deferred organizational expense                                     --               43              48
     Prepaid expenses                                                    34               14               4
                                                                   --------          -------          ------
          Total Assets                                             $190,253          $33,677          $6,658


Liabilities:
     Cash overdraft                                                      94              554              87
     Options written at value (Premiums received: $684,
       $8 and $148 respectively)                                        610               15             127
     Payable for fund shares repurchased                              2,674              378              14
     Payable for securities purchased                                   252              303              65
     Payable to advisor                                                 122               27               4
     Payable to distributor                                              38                7               1
     Accrued expenses                                                   203               15              24
                                                                   --------          -------          ------
          Total Liabilities                                           3,993            1,299             322
                                                                   --------          -------          ------

Net Assets                                                         $186,260          $32,378          $6,336
                                                                   ========          =======          ======

Analysis of net assets:
     Aggregate paid in capital                                     $126,380          $31,785          $6,048
     Accumulated net realized gain (loss) from
       investment transactions                                        9,519           (3,918)           (870)
     Net unrealized appreciation of investments                      50,361            4,511           1,158
                                                                   --------          -------          ------
          Net Assets                                               $186,260          $32,378          $6,336
                                                                   ========          =======          ======
The Pricing of Shares:
     Net asset value and offering price per share
Emerging Growth Portfolio:
     ($186,259,743 divided by 5,795,971 shares outstanding)        $  32.14
                                                                   ========

Micro-Cap Portfolio:
     ($32,377,925 divided by 2,506,395 shares outstanding)                           $ 12.92
                                                                                     =======

Mid-Cap Portfolio:
     ($6,336,458 divided by 607,854 shares outstanding)                                               $10.42
                                                                                                      ======

                See accompanying notes to financial statements.

THE OBERWEIS FUNDS
STATEMENT OF OPERATIONS
Six months ended June 30, 1997
(in thousands)

                                                                      Emerging Growth    Micro-Cap         Mid-Cap
                                                                         Portfolio       Portfolio        Portfolio
                                                                        -----------     -----------      -----------
Investment Income:
    Dividends                                                             $    31         $    13           $   6
    Interest                                                                  251              26               3
                                                                          -------         -------           -----
       Total Investment Income                                                282              39               9

Expenses:
    Advisory fees                                                             344             100              13
    Management fees                                                           332              67              13
    Distribution fees                                                         208              42               8
    Transfer agent fees                                                       193              27              17
    Custodian fees                                                             89              35              14
    Professional fees                                                          45              13               7
    Shareholder reports                                                        45               5               1
    Registration fees                                                          18              10               3
    Insurance                                                                   7               1              --
    Organizational expenses                                                    --               6               6
    Trustees fees                                                               4               1               1
    Other                                                                       4              --              --
                                                                          -------         -------           -----
    Total Expenses                                                          1,289             307              83

Net Investment Loss Before Expense Reimbursement                           (1,007)           (268)            (74)
    Expense Reimbursement                                                      --              --              19
                                                                          -------         -------           -----
Net Investment Loss                                                        (1,007)           (268)            (55)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                       3,169          (2,520)           (759)
Net realized gain (loss) from covered call options written                  1,178               5             (48)
                                                                          -------         -------           -----
    Total net realized gain (loss)                                          4,347          (2,515)           (807)
Increase (decrease) in unrealized appreciation of investments              (6,757)          4,072             923
                                                                          -------         -------           -----
Net realized and unrealized gain (loss) on investments                     (2,410)          1,557             116
                                                                          -------         -------           -----

Net increase (decrease) in net assets resulting from
 operations                                                               $(3,417)        $ 1,289           $  61
                                                                          =======         =======           =====

                See accompanying notes to financial statements.

THE OBERWEIS FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

                                                                               Emerging Growth Portfolio
                                                                         -------------------------------------
                                                                         Six Months Ended       Year Ended
                                                                          June 30, 1997      December 31, 1996
                                                                         ----------------    -----------------
From Operations:
    Net investment loss                                                      $ (1,007)           $  (1,747)
    Net realized gain from investment transactions                              4,347               13,266
    Increase (decrease) in unrealized appreciation of investments              (6,757)              14,469
                                                                             --------            ---------
    Net increase (decrease) in net assets resulting from operations            (3,417)              25,988
                                                                             --------            ---------
From Distributions:
    Distributions from net realized gains on investments                           --              (14,255)
                                                                             --------            ---------
From Capital Share Transactions:
    Net proceeds from sale of shares                                           70,040              178,552
    Shares issued in reinvestment of distribution                                  --               13,043
    Redemption of shares                                                      (65,958)            (152,396)
                                                                             --------            ---------
    Net increase from capital share transactions                                4,082               39,199
                                                                             --------            ---------
    Total increase in net assets                                                  665               50,932

Net Assets:
    Beginning of period                                                       185,595              134,663
                                                                             --------            ---------
    End of period                                                            $186,260            $ 185,595
                                                                             ========            =========

==============================================================================================================

                                                                                  Micro-Cap Portfolio
                                                                         -------------------------------------
                                                                         Six Months Ended    January 1, 1996*-
                                                                          June 30, 1997      December 31, 1996
                                                                         ----------------    -----------------
From Operations:
    Net investment loss                                                      $   (268)           $    (337)
    Net realized loss from investment transactions                             (2,515)              (1,403)
    Increase in unrealized appreciation of investments                          4,072                  439
                                                                             --------            ---------
    Net increase (decrease) in net assets resulting from operations             1,289               (1,301)
                                                                             --------            ---------
From Capital Share Transactions:
    Net proceeds from sale of shares                                           13,494               55,859
    Redemption of shares                                                      (13,138)             (23,925)
                                                                             --------            ---------
    Net increase from capital share transactions                                  356               31,934
                                                                             --------            ---------
    Total increase in net assets                                                1,645               30,633

Net Assets:
    Beginning of period                                                        30,733                  100
                                                                             --------            ---------
    End of period                                                            $ 32,378            $  30,733
                                                                             ========            =========

*Commencement of operations

                See accompanying notes to financial statements.

THE OBERWEIS FUNDS
STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

                                                                          Mid-Cap Portfolio
                                                               ----------------------------------------
                                                               Six Months Ended    September 15, 1996*-
                                                                June 30, 1997       December 31, 1996
                                                               ----------------    --------------------
From Operations:
    Net investment loss                                            $   (55)              $   (34)
    Net realized loss from investment transactions                    (807)                  (63)
    Increase in unrealized appreciation of investments                 923                   235
                                                                   -------               -------
    Net increase in net assets resulting from operations                61                   138
                                                                   -------               -------

From Capital Share Transactions:
    Net proceeds from sale of shares                                 1,756                 8,325
    Redemption of shares                                            (2,776)               (1,178)
                                                                   -------               -------
    Net increase (decrease) from capital share transactions         (1,020)                7,147
                                                                   -------               -------
    Total increase (decrease) in net assets                           (959)                7,285

Net Assets:
    Beginning of period                                              7,295                    10
                                                                   -------               -------
    End of period                                                  $ 6,336               $ 7,295
                                                                   =======               =======

*Commencement of operations

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1997


1. Significant Accounting Policies

Description of Business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, which prior to January 1, 1996 was known as the Oberweis Emerging Growth Fund, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the highest closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board Options Exchange by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on date of expiration.

Repurchase agreements. Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held through the Fund's custodian bank and is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. The Oberweis Emerging Growth Portfolio paid a dividend consisting of net long term realized gains from the sale of securities of $14,255,000 in 1996 to shareholders of record on November 13, 1996. The Micro-Cap Portfolio and Mid-Cap Portfolio have capital loss carryforwards of $1,403,000 and $63,000, respectively, which if not used to offset future net realized capital gains will expire in 2004.

Organizational Costs. Organizational costs of the Micro-Cap Portfolio and Mid-Cap Portfolio have been capitalized and are being amortized on a daily basis using the straight line method over five years.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Fund's investment adviser and manager. Effective January 1, 1997 Oberweis Brokerage, Inc. ("OBI"), an affiliate of OAM, became the Fund's principal distributor. Prior to January 1, 1997 The Chicago Corporation ("TCC") acted as the Fund's distributor and shareholder service agent.

Advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets on all assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets on all assets. For the period ended June 30, 1997, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred advisory fees totaling $344,000, $100,000, and $13,000 respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 1997, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $332,000, $67,000 and $13,000 respectively.

Expense Reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expense, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000; or such lower percentage as may be required by any state where the Fund's shares are registered. OAM reimbursed the Mid-Cap Portfolio $19,000 for the period ended June 30, 1997.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and OBI. During the period ended June 30, 1997, the fund made no direct payments to its officers and paid $6,000 to its unaffiliated trustees, James D. Oberweis, the Fund's portfolio manager, is employed by OAM and OBI.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with OBI. For services under the distribution and shareholder servicing agreement, the Funds pay OBI a fee at the annual rate of
 .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the period ended June 30, 1997, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $208,000, $42,000 and $8,000 respectively.

Commissions. The Funds pay OBI for executing some of each Fund's agency security transactions at competitive rates, typically $.035 per share. For the period ended June 30, 1997, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $12,165, $1,500 and $300, respectively to OBI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 1997, other than options written and money market investments, aggregated $68,507,000 and $70,966, 000, respectively for the Emerging Growth Portfolio, $15,345,000 and $14,179,000 respectively for the Micro-Cap Portfolio, and $3,052,000 and $4,031,000 respectively for the Mid-Cap Portfolio.

Transactions in options written for the period ended June 30, 1997 were as follows:

                                              Emerging Growth Portfolio     Micro-Cap Portfolio       Mid-Cap Portfolio
                                              -------------------------    ---------------------    ---------------------
                                              Number of      Premiums      Number of    Premiums    Number of    Premiums
                                              Contracts      Received      Contracts    Received    Contracts    Received
                                              ---------    ------------    ---------    --------    ---------    --------
Options outstanding at beginning of period       4,100     $   872,000         50       $ 5,000          30      $  6,000
Options written                                 12,704       1,956,000        100         8,000       1,620       312,000
Options expired                                (11,094)     (1,648,000)       (50)       (5,000)       (590)      (89,000)
Options closed                                    (930)       (277,000)        --           --         (470)      (71,000)
Options assigned                                  (825)       (219,000)        --           --          (80)      (10,000)
                                               -------     -----------        ---       -------       -----      --------
Options outstanding at end of period             3,955     $   684,000        100       $ 8,000         510      $148,000

The premiums received provide a partial hedge (protection) against declining price and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. Capital share transactions
The following table summarizes the activity in capital shares of each Fund:

                                                  Emerging Growth Portfolio        Emerging Growth Portfolio
                                                Six Months Ended June 30, 1997     Year Ended December 31, 1996
                                                ------------------------------     ----------------------------
                                                     Shares          Amount          Shares          Amount
                                                --------------  --------------     ------------   ------------
Shares sold                                        3,951,000       $ 70,040,000     5,132,000     $ 178,552,000
Shares issued in reinvestment of dividends                 -                  -       415,000        13,043,000
Less shares redeemed                              (2,147,000)       (65,958,000)   (4,528,000)     (152,396,000)
                                                  ----------       ------------    ----------     -------------
Net increase from capital share transactions       1,804,000       $  4,082,000     1,019,000     $  39,199,000

                                                  Micro-Cap Portfolio                    Micro-Cap Portfolio
                                               Six Months Ended June 30, 1997      January 1, 1996 - December 31,1996
                                               ------------------------------      ----------------------------------
                                                     Shares          Amount          Shares          Amount
                                                --------------  --------------     ------------   ------------
Shares sold                                       1,048,000       $ 13,494,000      4,315,000    $  55,859,000
Shares issued in reinvestment of dividends                -                  -              -                -
Less shares redeemed                             (1,044,000)       (13,138,000)    (1,823,000)     (23,925,000)
                                                --------------  --------------     ------------   ------------
Net increase from capital share transactions          4,000       $    356,000      2,492,000    $  31,934,000

                                                       Mid-Cap Portfolio                  Mid-Cap Portfolio
                                                 Six Months Ended June 30, 1997   September 15, 1996 - December 31, 1996
                                                 ------------------------------   --------------------------------------
                                                    Shares             Amount         Shares         Amount
                                                --------------  --------------     ------------   ------------
Shares sold                                        176,000       $ 1,756,000         821,000    $ 8,325,000
Less shares redeemed                              (278,000)       (2,776,000)       (113,000)    (1,178,000)
                                                ----------      ------------      ----------   ------------
Net increase (decrease) from capital
share transactions                                (102,000)      $ (1,020,000)       708,000    $ 7,147,000

5. Redemption fee

A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $34,000 and $7,000 respectively, for the period ended June 30, 1997, and were recorded as a reduction of shares redeemed in the statement of changes in net assets.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                       Emerging Growth Portfolio
                                                        Six Months Ended               Years ended December 31,
                                                          June 30, 1997         1996       1995        1994        1993
                                                        ----------------       ------     -------     -------    --------
Net asset value at beginning of period                        $ 32.86          $ 29.09    $ 21.41    $ 22.19     $ 20.90
Income from investment operations:
Net investment loss (a)                                          (.18)            (.32)      (.33)      (.22)       (.22)
Net realized and unrealized gain (loss) on investments           (.54)            6.73       9.43       (.56)       2.25
                                                              -------          -------    -------    -------     -------
Total from investment operations                                 (.72)            6.41       9.10       (.78)       2.03
Less Distributions:
Distribution from net realized gains on investments                 _            (2.64)     (1.42)         -        (.74)
                                                              -------          -------    -------    --------    -------
Net asset value at end of period                              $ 32.14          $ 32.86    $ 29.09    $  21.41    $ 22.19
                                                              =======          =======    =======    ========    =======
Total Return (%)                                                 (2.2)(d)         22.5       42.6        (3.5)       9.7
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                   $186,260         $185,595   $134,663     $90,014   $104,324
Ratio of expenses to average daily net assets (%)                1.55(c)          1.48       1.73(b)     1.78       1.80(b)
Ratio of net investment loss to average net assets (%)          (1.21)(c)        (0.97)     (1.24)      (1.06)     (1.04)
Portfolio turnover rate (%)                                        41               64         79          66         70
Average commission rate paid                                 $  .0352         $  .0413          -           -          -

-------------------------
Notes:
(a) The net investment loss per share data was determined using average shares outstanding during the period.
(b) Net of expense reimbursement from related parties. Expense ratios would have been 1.77% and 1.82%, for 1995 and 1993, respectively before expense reimbursement.
(c) Annualized.
(d) Not annualized.

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                      Micro-Cap Portfolio
                                                           Six Months Ended         January 1, 1996*-
                                                              June 30, 1997         December 31, 1996
                                                              -------------         -----------------
Net asset value at beginning of period                              $ 12.28                   $ 10.00
Income from investment operations:
Net investment loss (a)                                                (.10)                     (.15)
Net realized and unrealized gain (loss) on investments                  .74                      2.43
                                                                    -------                   -------
Total from investment operations                                        .64                      2.28
                                                                    -------                   -------
Net asset value at end of period                                    $ 12.92                   $ 12.28
                                                                    =======                   =======

Total Return (%)                                                        5.2(c)                   22.8
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                          $32,378                   $30,733
Ratio of expenses to average daily net assets (%)                      1.83(b)                   1.94
Ratio of net investment loss to average net assets (%)                (1.60)(b)                 (1.15)
Portfolio turnover rate (%)                                              44                        70
Average commission rate paid                                        $ .0351                   $ .0371

--------------------
Notes:
(a) The net investment loss per share data was determined using average shares outstanding during the period.
(b) Annualized.
(c) Not annualized.
* Commencement of operations.
================================================================================

                                                                        Mid-Cap Portfolio
                                                          Six Months Ended      September 15, 1996*-
                                                             June 30, 1997         December 31, 1996
                                                             -------------         -----------------
Net asset value at beginning of period                              $10.29                    $10.00
Income from investment operations:
Net investment loss (a)                                               (.08)                     (.05)
Net realized and unrealized gain (loss) on investments                 .21                       .34
                                                                    ------                    ------
Total from investment operations                                       .13                       .29
                                                                    ------                    ------
Net asset value at end of period                                    $10.42                    $10.29
                                                                    ======                    ======

Total Return (%)                                                       1.3(d)                    2.9(d)

Ratio/Supplemental Data
Net Assets at end of period (in thousands)                          $6,336                    $7,295
Ratio of expenses to average daily net assets (%)                     2.00(b)(c)                2.00(b)(c)
Ratio of net investment loss to average net assets (%)               (1.71)(c)                 (1.62)(c)
Portfolio turnover rate (%)                                             48                        21(c)
Average commission rate paid                                        $.0331                    $.0371

--------------------
Notes:
(a) The net investment loss per share data was determined using average shares outstanding during the period.
(b) Net of expense reimbursement from related parties. Expense ratios would have been 2.58% and 3.42%, for the period ended June 30, 1997 and December 31, 1996, respectively before expense reimbursement.
(c) Annualized.
(d) Not annualized.
* Commencement of operations.

                                                                 [lOGO] The
                                                                        Oberweis
                                                                        Funds
--------------------------------------------------------------------------------

James D. Oberweis            Thomas J. Burke
Trustee and President        Trustee

Douglas P. Hoffmeyer         Edward F. Streit
Trustee                      Trustee

Patrick B. Joyce             Martin L. Yokosawa
Executive Vice President     Vice President
Treasurer

James W. Oberweis            Sally A. Jordan
Vice President               Secretary

Margaret W. Unsworth
Assistant Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166

Distributor
Oberweis Brokerage, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000

Custodian and Transfer Agent
Investors Fiduciary Trust Company
P.O. Box 419042, Kansas City, Missouri 64141
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, Illinois 60601

[LOGO]
       The Oberweis Funds
       Emerging Growth Portfolio
       Micro-Cap Portfolio
       Mid-Cap Portfolio


                              SEMI-ANNUAL REPORT
                           ------------------------
                                   UNAUDITED

                                 June 30, 1997